Unaudited Condensed Consolidated Statements of Changes in Equity - USD ($)	Class A Ordinary share	Class B Ordinary share	Additional paid-in capital	Statutory Reserve	Retained earning	Accumulated other comprehensive Income (loss)	Non- controlling interest	Total
Balance at Dec. 31, 2021	$ 1,946	$ 550	$ 22,986,975	$ 1,199,054	$ 7,180,891	$ 1,197,006		$ 32,566,422
Balance (in Shares) at Dec. 31, 2021	19,435,423	5,497,715
Ordinary shares issued in a shelf offering	$ 106		1,850,368					1,850,474
Ordinary shares issued in a shelf offering (in Shares)	1,060,000
Share-based compensation expenses			85,703					85,703
Net income (loss)					93,544			93,544
Foreign currency translation adjustments						(1,328,591)		(1,328,591)
Balance at Jun. 30, 2022	$ 2,052	$ 550	24,923,046	1,199,054	7,274,435	(131,585)		33,267,552
Balance (in Shares) at Jun. 30, 2022	20,513,423	5,497,715
Balance at Dec. 31, 2022	$ 2,054	$ 550	24,998,388	1,315,017	4,124,037	(511,824)	$ 3,091,043	33,019,265
Balance (in Shares) at Dec. 31, 2022	20,531,423	5,497,715
Share-based compensation expenses			62,409					62,409
Net income (loss)					(4,721,590)		(58,268)	(4,779,858)
Foreign currency translation adjustments						(981,095)	(148,348)	(1,129,443)
Balance at Jun. 30, 2023	$ 2,054	$ 550	$ 25,060,797	$ 1,315,017	$ (597,553)	$ (1,492,919)	$ 2,884,427	$ 27,172,373
Balance (in Shares) at Jun. 30, 2023	20,531,423	5,497,715